Fair value measurement - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) instrument	Dec. 31, 2021 EUR (€)
Investment in equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Transfer of investment in equity securities from level 2	€ 41,984
Investments accounted for using equity method | Growth factor
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Changes to parameters increase percentage	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	€ 1,407	€ (1,122)
Investments accounted for using equity method | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Changes to parameters increase percentage	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	€ (2,537)	€ 3,115
Warrant liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Transfer into level 1	€ 20,568
Interest Rate Cap
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of derivatives instruments entered into | instrument	2